Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Allowance for doubtful accounts and sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 71,009		¥ 90,531		¥ 104,475
Additions	26,960		33,441		50,345
Deductions	(37,823)	[1]	(49,509)	[1]	(55,106)	[1]
Other	7,479	[2]	(3,454)	[2]	(9,183)	[2]
Balance at end of period	67,625		71,009		90,531
Valuation allowance - Deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	868,233		473,713		126,253
Additions	86,215		469,788	[3]	381,837
Deductions	(59,179)		(22,904)		(28,736)
Other	35,978	[4]	(52,364)	[4]	(5,641)	[4]
Balance at end of period	¥ 931,247		¥ 868,233		¥ 473,713

[1]	Reversal including amounts written off.
[2]	Translation adjustment.
[3]	Includes a valuation allowance against deferred tax assets which Sony Ericsson had prior to its acquisition during the fiscal year ended March 31, 2012. Refer to Note 21 of the consolidated financial statements.
[4]	Translation adjustment and the effect of changes in the statutory tax rate.